Land use rights - Summary of Land Use Rights (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule of land use rights [Abstract]
Land use rights	¥ 47,334,838		¥ 47,334,838
Less: Accumulated amortization	(9,614,363)		(8,667,666)
Land use rights, net	¥ 37,720,475	$ 5,780,916	¥ 38,667,172